Stock Plans (Details Narrative) - Titan Pharmaceuticals Inc [Member] - USD ($)	1 Months Ended				2 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jul. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Jun. 30, 2023	Aug. 31, 2015	Feb. 28, 2014
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares agreed to issue												125,000
Common stock outstanding						68,000		79,000		93,000
Weighted-average fair value of options and awards granted										$ 17.66
Unrecognized compensation expense related to non-vested stock option						$ 0		$ 0
Stock based compensation								$ 500,000
Shares granted			45,000	6,250		0	0
Purchase price, per value			$ 26.20	$ 30.40	$ 26.20
Shares vested					12 months [1]			0 years	[2]	5 years 3 months 10 days	[2]
Shares vested unrestricted	5,691	22,500
Non-cash stock compensation	$ 48,000	$ 235,000
Plan 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares agreed to issue													125,000	30
Shares available for grant													3,750
Common stock outstanding								30					93,059

[1]	The balance mainly represented payable to The Sire Group Ltd. amounted to US$
[2]	Expected holding period is based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and the expectations of future employee behavior.